American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2022

Emerging Markets - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Brazil — 5.9%
Banco BTG Pactual SA	7,145,100	35,159,649
Embraer SA, ADR(1)	1,545,562	16,475,691
Hapvida Participacoes e Investimentos SA	22,565,700	31,707,533
Petro Rio SA(1)	7,518,100	39,524,073
Suzano SA	1,619,200	13,921,808
Vale SA, ADR	1,448,964	17,996,133
WEG SA	3,737,500	20,331,241
		175,116,128
China — 32.4%
Alibaba Group Holding Ltd., ADR(1)	897,452	85,625,895
BYD Co. Ltd., H Shares	1,899,000	58,518,291
China Construction Bank Corp., H Shares	70,629,000	43,661,639
China Education Group Holdings Ltd.	22,865,000	19,919,465
China State Construction International Holdings Ltd.	21,134,000	24,402,399
Chinasoft International Ltd.(1)	22,036,000	17,225,528
Contemporary Amperex Technology Co. Ltd., A Shares(1)	479,113	33,209,429
Country Garden Services Holdings Co. Ltd.	4,131,000	8,118,088
ENN Energy Holdings Ltd.	3,248,900	47,198,124
Ganfeng Lithium Co. Ltd., H Shares(2)	3,751,439	32,958,111
GDS Holdings Ltd., ADR(1)	437,990	11,930,848
H World Group Ltd., ADR	409,415	15,406,286
Industrial & Commercial Bank of China Ltd., H Shares	33,521,740	17,030,481
JD.com, Inc., Class A	1,325,692	41,964,947
Kweichow Moutai Co. Ltd., A Shares	193,110	53,681,453
Li Ning Co. Ltd.	3,220,500	29,333,302
Meituan, Class B(1)	2,703,300	64,925,717
NIO, Inc., ADR(1)	982,228	19,556,160
Ping An Insurance Group Co. of China Ltd., H Shares	3,155,000	18,556,585
Shenzhou International Group Holdings Ltd.	1,365,600	14,272,303
Sungrow Power Supply Co. Ltd., A Shares	1,774,699	28,397,458
Tencent Holdings Ltd.	3,489,500	144,223,637
Trip.com Group Ltd.(1)	688,850	17,790,010
Wuxi Biologics Cayman, Inc.(1)	5,500,500	48,525,950
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	5,172,929	28,392,024
Yunnan Energy New Material Co. Ltd., A Shares	1,344,934	37,440,034
		962,264,164
India — 10.1%
Bata India Ltd.	864,794	20,906,829
HDFC Bank Ltd.	3,465,493	63,529,001
Hindalco Industries Ltd.	2,844,614	15,428,047
ICICI Bank Ltd., ADR	2,966,033	64,778,161
Infosys Ltd., ADR	1,652,640	30,243,312
Reliance Industries Ltd.	2,093,229	68,574,276
Sun Pharmaceutical Industries Ltd.	1,575,017	17,577,529
Tata Consultancy Services Ltd.	504,554	20,122,413
		301,159,568
Indonesia — 3.5%
Bank Rakyat Indonesia Persero Tbk PT	222,196,500	64,887,822

Telkom Indonesia Persero Tbk PT	131,701,500	40,331,052
		105,218,874
Malaysia — 2.0%
CIMB Group Holdings Bhd	50,919,809	60,893,424
Mexico — 3.3%
America Movil SAB de CV, Class L ADR(2)	1,835,069	31,196,173
Grupo Financiero Banorte SAB de CV, Class O	6,484,983	38,305,064
Wal-Mart de Mexico SAB de CV	8,378,293	27,455,633
		96,956,870
Peru — 0.8%
Credicorp Ltd.	177,378	22,862,250
Philippines — 0.5%
Ayala Land, Inc.	31,019,980	15,746,743
Russia(3)†
Magnit PJSC	267,484	—
Novatek PJSC, GDR	1,100,400	2
Yandex NV, A Shares(1)	456,739	46
		48
Saudi Arabia — 3.8%
Al Rajhi Bank(1)	2,726,031	65,260,597
Alinma Bank	4,664,138	46,990,077
		112,250,674
South Africa — 4.7%
Capitec Bank Holdings Ltd.	415,554	49,411,594
Exxaro Resources Ltd.	2,140,170	27,266,278
Kumba Iron Ore Ltd.	515,142	11,404,884
Naspers Ltd.,, N Shares	236,082	33,289,081
Shoprite Holdings Ltd.	1,306,451	17,715,502
		139,087,339
South Korea — 9.3%
Ecopro BM Co. Ltd.(2)	490,604	40,593,945
Hyundai Motor Co.	138,029	20,053,160
Iljin Materials Co. Ltd.	211,233	11,575,555
Samsung Biologics Co. Ltd.(1)	93,707	58,281,916
Samsung Electronics Co. Ltd.	2,388,173	105,797,838
Samsung SDI Co. Ltd.	88,988	39,341,731
		275,644,145
Taiwan — 14.8%
Chailease Holding Co. Ltd.	8,449,836	54,253,931
Delta Electronics, Inc.	2,078,000	17,791,102
E Ink Holdings, Inc.	7,927,000	61,639,053
E.Sun Financial Holding Co. Ltd.	31,005,617	28,568,847
Far EasTone Telecommunications Co. Ltd.	9,829,000	24,106,166
Formosa Plastics Corp.	5,135,000	15,310,486
momo.com, Inc.	454,800	10,784,428
Taiwan Semiconductor Manufacturing Co. Ltd.	13,928,713	228,009,987
		440,464,000
Thailand — 5.5%
CP ALL PCL	24,288,900	40,940,266
Kasikornbank PCL	11,221,300	47,282,502
Minor International PCL(1)	26,555,600	23,780,473
PTT Exploration & Production PCL	11,292,400	52,184,282
		164,187,523
Turkey — 0.5%
BIM Birlesik Magazalar AS	2,681,079	16,084,984

United Arab Emirates — 1.2%
Emaar Properties PJSC	21,311,883	36,218,748
United States — 0.7%
MercadoLibre, Inc.(1)	24,130	20,639,837
TOTAL COMMON STOCKS (Cost $2,905,573,332)		2,944,795,319
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	102,473	102,473
State Street Navigator Securities Lending Government Money Market Portfolio(4)	21,242,227	21,242,227
		21,344,700
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 4.75%, 11/30/28 - 2/15/41, valued at $4,900,925), in a joint trading account at 2.18%, dated 8/31/22, due 9/1/22 (Delivery value $4,791,151)		4,790,861
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 8/15/30, valued at $24,440,223), at 2.23%, dated 8/31/22, due 9/1/22 (Delivery value $23,962,484)		23,961,000
		28,751,861
TOTAL SHORT-TERM INVESTMENTS (Cost $50,096,561)		50,096,561
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $2,955,669,893)		2,994,891,880
OTHER ASSETS AND LIABILITIES — (0.7)%		(20,239,563)
TOTAL NET ASSETS — 100.0%		$2,974,652,317

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.3%
Information Technology	18.3%
Consumer Discretionary	16.9%
Communication Services	8.0%
Energy	7.1%
Industrials	5.4%
Health Care	5.3%
Consumer Staples	5.2%
Materials	4.9%
Real Estate	2.0%
Utilities	1.6%
Short-Term Investments	1.7%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $51,022,019. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $56,451,160, which includes securities collateral of $35,208,933.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	34,471,824	140,644,304	—
China	132,519,189	829,744,975	—
India	95,021,473	206,138,095	—
Mexico	31,196,173	65,760,697	—
Peru	22,862,250	—	—
Russia	—	48	—
United States	20,639,837	—	—
Other Countries	—	1,365,796,454	—
Short-Term Investments	21,344,700	28,751,861	—
	358,055,446	2,636,836,434	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.